Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated August 22, 2025 to the
Asset Allocation Funds Prospectus dated August 1, 2025 as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information dated August 1, 2025, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Global Core Asset Allocation Fund (each, a “Fund”)
PIMCO All Asset Fund
Effective September 2, 2025, the supervisory and administrative fee for Class A, Class C and Class R shares of the Fund, each stated as a percentage of the Fund’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Fund’s Management Fees decreasing by 0.05% for each of Class A shares, Class C shares and Class R shares of the Fund.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective September 2, 2025 in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.
PIMCO All Asset All Authority Fund
Effective September 2, 2025, the supervisory and administrative fee for Class A and Class C shares of the Fund, each stated as a percentage of the Fund’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Fund’s Management Fees decreasing by 0.05% for each of Class A shares and Class C shares of the Fund.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective September 2, 2025 in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.
PIMCO Global Core Asset Allocation Fund
Effective September 2, 2025, the supervisory and administrative fee for Class A and Class C shares of the Fund, each stated as a percentage of the Fund’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Fund’s Management Fees decreasing by 0.05% for each of Class A shares and Class C shares of the Fund.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective September 2, 2025 in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.
PIMCO Funds
Supplement Dated August 22, 2025 to the
Real Return Strategy Funds Prospectus dated August 1, 2025 as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information dated August 1, 2025, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi–Asset Fund (each, a “Fund”)
PIMCO CommoditiesPLUS® Strategy Fund
Effective September 2, 2025, the supervisory and administrative fee for Class A and Class C shares of the Fund, each stated as a percentage of the Fund’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Fund’s Management Fees decreasing by 0.05% for each of Class A shares and Class C shares of the Fund.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective September 2, 2025 in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.
PIMCO CommodityRealReturn Strategy Fund®
Effective September 2, 2025, the supervisory and administrative fee for Class A, Class C and Class R shares of the Fund, each stated as a percentage of the Fund’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Fund’s Management Fees decreasing by 0.05% for each of Class A shares, Class C shares and Class R shares of the Fund.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective September 2, 2025 in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.
PIMCO Inflation Response Multi–Asset Fund
Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. The supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective September 2, 2025 in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

PIMCO All Asset All Authority Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated August 22, 2025 to the
Asset Allocation Funds Prospectus dated August 1, 2025 as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information dated August 1, 2025, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Global Core Asset Allocation Fund (each, a “Fund”)
PIMCO All Asset All Authority Fund
Effective September 2, 2025, the supervisory and administrative fee for Class A and Class C shares of the Fund, each stated as a percentage of the Fund’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Fund’s Management Fees decreasing by 0.05% for each of Class A shares and Class C shares of the Fund.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective September 2, 2025 in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

PIMCO All Asset Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated August 22, 2025 to the
Asset Allocation Funds Prospectus dated August 1, 2025 as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information dated August 1, 2025, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Global Core Asset Allocation Fund (each, a “Fund”)
PIMCO All Asset Fund
Effective September 2, 2025, the supervisory and administrative fee for Class A, Class C and Class R shares of the Fund, each stated as a percentage of the Fund’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Fund’s Management Fees decreasing by 0.05% for each of Class A shares, Class C shares and Class R shares of the Fund.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective September 2, 2025 in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

PIMCO CommodityRealReturn Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated August 22, 2025 to the
Real Return Strategy Funds Prospectus dated August 1, 2025 as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information dated August 1, 2025, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi–Asset Fund (each, a “Fund”)
PIMCO CommodityRealReturn Strategy Fund®
Effective September 2, 2025, the supervisory and administrative fee for Class A, Class C and Class R shares of the Fund, each stated as a percentage of the Fund’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Fund’s Management Fees decreasing by 0.05% for each of Class A shares, Class C shares and Class R shares of the Fund.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective September 2, 2025 in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

PIMCO Global Core Asset Allocation Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated August 22, 2025 to the
Asset Allocation Funds Prospectus dated August 1, 2025 as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information dated August 1, 2025, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Global Core Asset Allocation Fund (each, a “Fund”)
PIMCO Global Core Asset Allocation Fund
Effective September 2, 2025, the supervisory and administrative fee for Class A and Class C shares of the Fund, each stated as a percentage of the Fund’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Fund’s Management Fees decreasing by 0.05% for each of Class A shares and Class C shares of the Fund.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective September 2, 2025 in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

PIMCO CommoditiesPLUS Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated August 22, 2025 to the
Real Return Strategy Funds Prospectus dated August 1, 2025 as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information dated August 1, 2025, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi–Asset Fund (each, a “Fund”)
PIMCO CommoditiesPLUS® Strategy Fund
Effective September 2, 2025, the supervisory and administrative fee for Class A and Class C shares of the Fund, each stated as a percentage of the Fund’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Fund’s Management Fees decreasing by 0.05% for each of Class A shares and Class C shares of the Fund.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective September 2, 2025 in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

PIMCO Inflation Response Multi-Asset Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated August 22, 2025 to the
Real Return Strategy Funds Prospectus dated August 1, 2025 as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information dated August 1, 2025, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi–Asset Fund (each, a “Fund”)
PIMCO Inflation Response Multi–Asset Fund
Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. The supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective September 2, 2025 in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.